CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income/(loss)	$ 131,253	$ (32,936)	$ 83,905
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	96,505	107,757	115,228
Amortization of deferred drydocking and special survey costs	8,733	9,237	6,748
Impairment losses		210,715
Amortization of finance costs	10,795	11,771	11,153
Exit fee accrued on debt	556	2,059	3,169
Debt discount amortization	6,071	3,186
Gain on debt extinguishment		(116,365)
PIK interest	3,375	1,433
Loss on sale of securities			2,357
Payments for drydocking and special survey costs deferred	(7,157)	(13,306)	(7,511)
Stock based compensation	4,241	1,006
Amortization of deferred realized losses on interest rate swaps	3,622	5,137	3,694
Equity income/(loss) on investments	(1,602)	(1,365)	(965)
(Increase)/Decrease in:
Accounts receivable	2,080	(2,723)	(2,544)
Inventories	390	(43)	2,554
Prepaid expenses	(244)	20	117
Due from related parties	(2,542)	16,037	(1,404)
Other assets, current and non-current	(17,354)	(13,728)	(9,099)
Increase/(Decrease) in:
Accounts payable	114	(894)	215
Accrued liabilities	(3,295)	(3,456)	(238)
Unearned revenue, current and long-term	(14,995)	(17,529)	(19,301)
Other liabilities, current and long-term	(668)	(1,327)	(7,005)
Net cash provided by operating activities	219,878	164,686	181,073
Cash flows from investing activities
Vessels additions	(5,680)	(2,830)	(4,478)
Advances for vessels additions	(13,173)	(5,420)
Advances for vessels acquisition	(2,507)
Net proceeds from sale of securities			6,236
Net cash provided by/(used in) investing activities	(21,360)	(8,250)	1,758
Cash flows from financing activities
Proceeds from long-term debt		325,852
Payments of long-term debt	(262,572)	(440,990)	(189,653)
Proceeds from sale-leaseback of vessels	146,523
Payments of leaseback obligation	(8,309)
Payments of accumulated accrued interest	(35,358)	(8,556)
Finance costs	(30,474)	(35,005)
Paid-in capital	54,440	10,000
Share issuance costs	(873)	(169)
Net cash used in financing activities	(136,623)	(148,868)	(189,653)
Net increase/(decrease) in cash, cash equivalents and restricted cash	61,895	7,568	(6,822)
Cash, cash equivalents and restricted cash, beginning of year	77,275	69,707	76,529
Cash, cash equivalents and restricted cash, end of year	139,170	77,275	69,707
Supplemental cash flow information
Cash paid for interest	$ 54,868	$ 71,915	$ 74,643